Mar. 01, 2018

iShares®

iShares Trust

Supplement dated July 2, 2018

to the Summary Prospectus dated March 1, 2018,

Prospectus dated March 1, 2018 (as revised April 6, 2018) and

Statement of Additional Information (the “SAI”) dated March 1, 2018 (as revised June 26, 2018),

for the iShares International Treasury Bond ETF (IGOV) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.

The following changes will take effect for the Fund on July 2, 2018:

The name of the Fund’s Underlying Index will be changed as follows:

	Current Name	New Name
Underlying Index	S&P/Citigroup International Treasury Bond Index Ex-US	S&P International Sovereign Ex-U.S. Bond Index

All references to the “S&P/Citigroup International Treasury Bond Index Ex-US” in the Summary Prospectus, Prospectus and SAI are hereby deleted and replaced with “S&P International Sovereign Ex-U.S. Bond Index.”

The second paragraph on the “Table of Contents” page (page i) of the Summary Prospectus and Prospectus is hereby deleted in its entirety.

Change in the Fund’s “Principal Investment Strategies”

The reference to the “Bank for International Settlements” in the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” on page S-2 is hereby deleted and replaced with “S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”).”

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares®

iShares Trust

Supplement dated July 2, 2018

to the Summary Prospectus dated March 1, 2018,

Prospectus dated March 1, 2018 (as revised April 6, 2018) and

Statement of Additional Information (the “SAI”) dated March 1, 2018 (as revised June 26, 2018),

for the iShares 1-3 Year International Treasury Bond ETF (ISHG) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.

The following changes will take effect for the Fund on July 2, 2018:

The name of the Fund’s Underlying Index will be changed as follows:

	Current Name	New Name
Underlying Index	S&P/Citigroup International Treasury Bond Ex-US 1-3 Year Index	S&P International Sovereign Ex-U.S. 1-3 Year Bond Index

All references to the “S&P/Citigroup International Treasury Bond Ex-US 1-3 Year Index” in the Summary Prospectus, Prospectus and SAI are hereby deleted and replaced with “S&P International Sovereign Ex-U.S. 1-3 Year Bond Index.”

The second paragraph on the “Table of Contents” page (page i) of the Summary Prospectus and Prospectus is hereby deleted in its entirety.

Change in the Fund’s “Principal Investment Strategies”

The reference to the “Bank for International Settlements” in the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” on page S-2 is hereby deleted and replaced with “S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”).”

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.